CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Lasers and other products	$ 204,124	$ 182,770	$ 187,848
Product-related services	73,725	72,980	69,067
Total revenues	277,849	255,750	256,915
Cost of revenues:
Lasers and other products	88,614	81,533	89,653
Product-related services	40,270	38,238	37,185
Total cost of revenues	128,884	119,771	126,838
Gross profit	148,965	135,979	130,077
Operating expenses, net:
Research and development	25,270	24,619	29,996
Selling and marketing	97,163	80,741	82,445
General and administrative	30,061	28,368	28,378
Other expenses (income), net	2,930	4,468	(4,623)
Total operating expenses, net	155,424	138,196	136,196
Operating loss	(6,459)	(2,217)	(6,119)
Financial income (expenses), net	167	(688)	26
Loss before taxes on income (tax benefit)	(6,292)	(2,905)	(6,093)
Taxes on income (tax benefit)	48	2,295	(7,640)
Consolidated net income (loss)	$ (6,340)	$ (5,200)	1,547
Net loss attributable to non-controlling interests			100
Net income (loss) attributable to Syneron Medical Ltd.'s shareholders	$ (6,340)	$ (5,200)	$ 1,647
Net income (loss) per share:
Basic and diluted net income (loss) per share attributable to Syneron Medical Ltd.'s shareholders	$ (0.17)	$ (0.14)	$ 0.04
Weighted average number of shares used in per share calculations (in thousands):
Basic	36,416	36,703	35,922
Diluted	36,416	36,703	36,204